Offsets	May 15, 2026 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	ALLIANCE ENTERTAINMENT HOLDING CORP
Form or Filing Type	S-1
File Number	333-271219
Initial Filing Date	Apr. 12, 2023
Fee Offset Claimed	$ 12,571.62
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A common stock, par value $0.0001 per share underlying Warrants
Unsold Securities Associated with Fee Offset Claimed | shares	9,920,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 114,080,000.00
Termination / Withdrawal Statement	The Registrant paid a registration fee of $12,571.62 and $3,262.38, respectively, in connection with the registration of 9,920,000 shares of Class A common stock underlying Warrants and 8,758,632 shares of Class A common stock registered under the Registration Statement on Form S-1, initially filed on April 12, 2023 (File No. 333-271219) (as amended, the "Form S-1"), that remain unsold. The Form S-1 is no longer effective and all offerings of the unsold securities under the Form S-1 have been terminated. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the filing of this registration statement was offset by $15,834.00.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	ALLIANCE ENTERTAINMENT HOLDING CORP
Form or Filing Type	S-1
File Number	333-271219
Initial Filing Date	Apr. 12, 2023
Fee Offset Claimed	$ 3,262.38
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Class A common stock, par value $0.0001 per share
Unsold Securities Associated with Fee Offset Claimed | shares	8,758,632
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 29,604,176.16
Termination / Withdrawal Statement	The Registrant paid a registration fee of $12,571.62 and $3,262.38, respectively, in connection with the registration of 9,920,000 shares of Class A common stock underlying Warrants and 8,758,632 shares of Class A common stock registered under the Registration Statement on Form S-1, initially filed on April 12, 2023 (File No. 333-271219) (as amended, the "Form S-1"), that remain unsold. The Form S-1 is no longer effective and all offerings of the unsold securities under the Form S-1 have been terminated. In accordance with Rule 457(p) under the Securities Act, the total amount of the registration fee due upon the filing of this registration statement was offset by $15,834.00.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	ALLIANCE ENTERTAINMENT HOLDING CORP
Form or Filing Type	S-1
File Number	333-271219
Filing Date	Apr. 12, 2023
Fee Paid with Fee Offset Source	$ 12,571.62
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	ALLIANCE ENTERTAINMENT HOLDING CORP
Form or Filing Type	S-1
File Number	333-271219
Filing Date	Apr. 12, 2023
Fee Paid with Fee Offset Source	$ 17,917.13